Long Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
The following table summarizes
information
relating to our long-term debt, (in thousands):

	June 30, 2021
	(Unaudited)
	Principal	Fair Value Adjustment	Net
3.00% – 2020 Convertible Notes	$21,281	$14,933	$36,214
8.00% – 2020 Convertible Notes	8,000	9,038	17,038
2020 Term Facility Loan	33,949	6,021	39,970
5.00% – $50.0 Million Convertible Notes	10,274	946	11,220
5.00% – $25.0 Million Convertible Notes	25,000	18,070	43,070
5.00% – $30.0 Million Convertible Notes	30,000	16,816	46,816
Total long-term debt	$128,504	$65,824	$194,328
Less: current portion of long-term debt	—	—	—
Long-term debt, net of current portion	$128,504	$65,824	$194,328

	December 31, 2020
	Principal	Fair Value Adjustment	Net
3.00% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860

Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt	—	—	—

Long-term debt, net of current portion	$54,641	$20,163	$74,804

The following table summarizes information relating to our long-term debt, (in thousands):

	December 31, 2020
	Principal	Fair Value Adjustment	Net
3.0% – 2020 Convertible Notes	$21,281	$10,825	$32,106
8.00% – 2020 Convertible Notes	8,000	6,789	14,789
2020 Term Facility Loan	22,500	2,549	25,049
Paycheck Protection Program	2,860	—	2,860

Total long-term debt	$54,641	$20,163	$74,804
Less: current portion of long-term debt	—	—	—

Long-term debt, net of current portion	$54,641	$20,163	$74,804

Schedule of Future Maturities of Debt Agreements
Future minimum payments under the debt agreements as of June 30, 2021 are as follows (in thousands):

Convertible Notes
2021 (for the remaining period)	$—
2022	—
2023	—
2024	—
2025	114,179
Thereafter	50,274

Total future minimum payments	$164,453
Less: current portion of debt principal	—

Non-current portion of debt principal	$164,453

Future minimum payments under the debt agreements as of December 31, 2020 are as follows (in thousands):

Convertible Notes
Year Ending December 31:
2021	$—
2022	—
2023	—
2024	—
2025	66,281
Thereafter	10,000

Total future minimum payments	$76,281
Less: current portion of debt principal	—

Non-current portion of debt principal	$76,281